RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Schedule of Directors and Other Key Management Personnel	Compensation for key management personnel during the years ended December 31, 2023 and December 31, 2022 were as follows:

	Year ended December 31,
	2023	2022
Salaries, directors' fees and other short-term benefits	$3,368	$3,573
Share-based payments	638	2,342
Total key management personnel compensation	$4,006	$5,915